UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22220

Wells Fargo Multi-Strategy 100 Fund I, LLC
(Exact name of registrant as specified in charter)

c/o Wells Fargo Alternative Asset Management, LLC 333 Market Street, 29th Floor , MAC A0119-291 San Francisco , CA 94105
(Address of principal executive offices) (Zip code)

Eileen Alden Wells Fargo Alternative Asset Management, LLC 333 Market Street, 29th Floor MAC A0119-291 San Francisco , CA 94105
(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 371-4000

Date of fiscal year end: January 31

Date of reporting period: April 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

Wells Fargo Multi-Strategy 100 Fund I, LLC Consolidated Schedule of Investments as of April 30, 2009 (Unaudited) (in U.S. dollars)

	Investment in Wells Fargo Multi-Strategy 100 Master Fund I, LLC - 100.0% *			$ 63,124,241
	Other Assets Less Liabilities - 0.0%			2,509
	Net Assets - 100.0%			$ 63,126,750

*	Wells Fargo Multi-Strategy 100 Fund I, LLC is a feeder fund that directly invests substantially all of its investable assets in Wells Fargo Multi-Strategy 100 Master Fund I, LLC.
	The Schedule of Investments of Wells Fargo Multi-Strategy 100 Master Fund I, LLC is included below.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC
Schedule of Investments as of April 30, 2009 (Unaudited) (in U.S. dollars)
	Strategy	Portfolio Funds	Cost	Value
	Convertible Arbitrage - 6.8%	HFR CA Global Opportunity Fund	$ 3,603,700	$ 4,189,680
		HFR CA Lazard Rathmore Fund	1,988,482	2,276,024
				6,465,704
	Distressed Securities - 7.3%	HFR DS Opportunity Fund	2,476,141	1,576,986
		HFR DS Restoration Fund	4,412,783	4,431,150
		HFR EM Select Fund	1,366,356	860,464
				6,868,600
	Equity Hedge - 42.0%	HFR HE Acero Fund	3,572,054	3,453,546
		HFR HE Ajia Lighthorse China Growth Fund	3,460,574	3,690,161
		HFR HE Asia Performance Fund	2,018,413	2,096,326
		HFR HE Enorasi Fund	4,179,463	3,731,732
		HFR HE Europe Performance Fund	2,840,558	2,792,498
		HFR HE Gartmore Fund	4,422,601	4,244,907
		HFR HE PilotRock Fund	5,496,996	4,066,720
		HFR HE Soundpost Fund	4,156,348	3,951,062
		HFR HE Systematic Fund	5,461,914	4,861,149
		HFR HE Timescape Fund	6,625,252	6,819,273
				39,707,374
	Event Driven - 3.3%	HFR ED Discovery Fund	3,126,589	3,167,721
	Macro - 18.2%	HFR EM Advantage Fund	285,688	129,004
		HFR Macro Discovery Fund	5,173,737	3,176,023
		HFR Macro Seagate Fund	3,843,000	4,161,879
		HFR MF Beach Fund	3,707,390	4,316,092
		HFR MF Diversified Select Fund	5,375,824	5,400,281
				17,183,279
	Merger Arbitrage - 8.8%	HFR MA Shorewater Fund	1,983,307	2,102,243
		HFR MA Strategic Fund	6,095,922	6,211,598
				8,313,841
	Relative Value - 13.6%	HFR RVA ARX Fund	2,566,778	2,453,305
		HFR RVA Combined Fund	5,594,317	4,202,629
		HFR RVA Titan Fund	5,256,474	6,247,874
				12,903,808
	Total Investments** (Cost - $99,090,661*) - 100.0%			94,610,327
	Other Assets Less Liabilities - 0.0%			33,820
	Net Assets - 100.0%			$ 94,644,147

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008, as computed for federal income tax purposes, were as follows:

	Aggregate cost.............................	$93,398,152
	Gross unrealized appreciation....	$4,475,039
	Gross unrealized depreciation....	(1,896,713)
	Net unrealized appreciation........	$2,578,326

**	Non-income producing securities.

FAIR VALUE MEASUREMENTS

In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The Fund adopted SFAS 157 effective at inception. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 – price quotations in active markets/exchanges for identical securities
•	Level 2 – other significant observable inputs (including, but not limited to: quoted prices for similar securities, interest rates, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of April 30, 2009, is as follows:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$ -
Level 2 – Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	94,610,327
Total	$ 94,610,327

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Investments in Securities
Balance, as of February 1, 2009	$ 89,900,742
Realized gain (loss)	(1,834,207)
Change in unrealized appreciation (depreciation)	2,756,692
Net purchases (sales)	3,787,100
Net transfers in/out of Level 3	-
Balance, as of April 30, 2009	$ 94,610,327

Investments in Securities
The amount of total gains and losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$ 2,756,692

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wells Fargo Multi-Strategy 100 Fund I, LLC

By (Signature and Title)*	/s/ Daniel J. Rauchle
Daniel J. Rauchle, President
(principal executive officer)

Date	June 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Daniel J. Rauchle
Daniel J. Rauchle, President
(principal executive officer)

Date	June 22, 2009

By (Signature and Title)*	/s/ Eileen Alden
Eileen Alden, Treasurer
(principal financial officer)

Date	June 22, 2009

* Print the name and title of each signing officer under his or her signature.